UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2538

Touchstone Investment Trust
(Exact name of registrant as specified in charter)

303 Broadway Street, Suite 1100, Cincinnati Ohio 45202
(Address of principal executive offices) (Zip code)

Jill T. McGruder, 303 Broadway, Suite 1100, Cincinnati Ohio 45202
(Name and address of agent for service)

Registrant’s telephone number, including area code: (513) 878-4066

Date of fiscal year end: 09/30

Date of reporting period: 7/1/07 - 6/30/08

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Proxy Voting Record

The following funds held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period:

Touchstone High Yield Fund
Touchstone Core Bond Fund
Touchstone Money Market Fund
Touchstone U.S. Government Money Market Fund
Touchstone Institutional Money Market Fund

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940,the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Investment Trust

By (Signatures and Title)*     /s/ Jill T. McGruder
Jill T. McGruder, President

Date: August 14, 2008

*Print the name and title of each signing officer under his or her signature.